Intangible Assets (Details) - Schedule of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross value
Gross value Beginning Balance	$ 18,957	$ 18,957
Additions	1,374
Additions through business combination (Note 3)	44,557
Currency translation adjustments
Gross value Ending Balance	64,888	18,957
Accumulated amortization and impairment Beginning Balance	(15,509)	(13,899)
Additions	(3,169)	(1,610)
Impairment	(44)
Currency translation adjustments
Accumulated amortization and impairment Ending Balance	(18,722)	(15,509)
Net value	46,166	3,448
Patents and Software licenses [Member]
Gross value
Gross value Beginning Balance	5,134	5,134
Currency translation adjustments
Gross value Ending Balance	5,134	5,134
Accumulated amortization and impairment Beginning Balance	(4,910)	(4,676)
Additions	(224)	(234)
Currency translation adjustments
Accumulated amortization and impairment Ending Balance	(5,134)	(4,910)
Net value	0	224
Internally developed intangible assets [Member]
Gross value
Gross value Beginning Balance	9,323	9,323
Additions	1,049
Currency translation adjustments
Gross value Ending Balance	10,372	9,323
Accumulated amortization and impairment Beginning Balance	(7,736)	(6,810)
Additions	(942)	(926)
Impairment	(44)
Currency translation adjustments
Accumulated amortization and impairment Ending Balance	(8,722)	(7,736)
Net value	1,650	1,587
Externally acquired Intellectual property [Member]
Gross value
Gross value Beginning Balance	4,500	4,500
Additions	325
Additions through business combination (Note 3)	36,550
Currency translation adjustments
Gross value Ending Balance	41,375	4,500
Accumulated amortization and impairment Beginning Balance	(2,863)	(2,413)
Additions	(1,490)	(450)
Currency translation adjustments
Accumulated amortization and impairment Ending Balance	(4,353)	(2,863)
Net value	37,022	1,637
Customers [Member]
Gross value
Gross value Beginning Balance
Additions through business combination (Note 3)	8,007
Currency translation adjustments
Gross value Ending Balance	8,007
Accumulated amortization and impairment Beginning Balance
Additions	(513)
Currency translation adjustments
Accumulated amortization and impairment Ending Balance	(513)
Net value	$ 7,494